Subsequent Events (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 05, 2021	Oct. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Common stock, par value			$ 0.001	$ 0.001
Shares of common stock issued (in Shares)		562,500	750,000	750,000
Value of per share				$ 10.00
Proceeds in trust account and additional PIPE funding				$ 25,000
Subscription agreements description				Concurrent with execution of the Merger Agreement, Good Works entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and Good Works agreed to issue and sell to such investors, immediately following the Closing (as defined in the Merger Agreement), an aggregate of 37,500,000 shares of Good Works Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $375,000,000 (the “PIPE Financing”). Concurrent with the execution of the Merger Agreement and the execution of the Subscription Agreements with the PIPE Investors, Bitfury, the parent company of Cipher, agreed to subscribe for and purchase, and Good Works agreed to issue and sell to Bitfury, concurrent with the Closing (as defined in the Merger Agreement), an aggregate of 5,000,000 shares of Good Works Common Stock in exchange for a benefit-in-kind commitment as payment for such shares (the “Bitfury Private Placement”) pursuant to a subscription agreement with Good Works (the “Bitfury Subscription Agreement”). Bitfury agreed to cause BHBV to discount the Service Fees (as that term is defined in the Master Service and Supply Agreement, MSSA”) charged by BHBV under the MSSA as follows: that the first $200,000,000 of Service Fees payable by Cipher to BHBV under the MSSA described above shall be subject to a discount of 25%, to be applied at the point of invoicing and shown as a separate line item on each relevant invoice. For the avoidance of doubt, when the aggregate value of such discount reaches $50,000,000, such discount shall automatically cease to apply. Such discount shall constitute BHBV’s benefit-in-kind commitment as payment on behalf of its parent entity, for the issuance of the 5,000,000 shares of Good Works Common Stock pursuant to the Bitfury Private Placement.
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value	$ 0.001
Good Works common stock [Member] | Subscription Agreements [Member]
Subsequent Events (Details) [Line Items]
Aggregate of shares (in Shares)				37,500,000
Purchase price of per share				$ 10.00
Aggregate gross proceeds (in Dollars)				$ 375,000,000
Good Works common stock [Member] | Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value	$ 0.001
Converted into the right to receive shares (in Shares)	(400,000)
Shares of common stock issued (in Shares)	(200,000,000)
Value of per share	$ (10.00)
Proceeds in trust account and additional PIPE funding	$ 400,000,000